Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net income	$ 8,926,753	$ 14,716,884
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Changes in allowances - accounts receivable	972,642	(1,343,977)
Changes in allowances - advance to suppliers	(8,547)	194,705
Changes in allowances - loan to third parties	0	(27,689)
Changes in inventory reserve	156,775	(43,450)
Depreciation expense	1,244,154	1,290,857
Deferred income tax provision	163,987	329,588
Amortization of intangible asset	197,026	216,086
Loss from disposal of property, plant and equipment	0	9,102
Changes in operating assets and liabilities:
Accounts receivable	(212,550)	(13,868,300)
Advances to suppliers	(5,762,321)	515,168
Inventory	20,295	42,444
Other receivables	(49,507)	50,759
Accounts payable	(486,409)	602,059
Customer deposits	76,546	(638,556)
Taxes payable	(1,516,651)	431,467
Accrued liabilities and other payables	728,339	(16,785)
Net cash provided by operating activities	4,450,532	2,460,362
Cash flows from investing activities
Additions to property, plant and equipment	(242,552)	(1,594,404)
Proceeds from disposal of property, plant and equipment	32,940	9,767
Loans to third parties	0	1,753,248
Changes in deposit for asset acquisiton	1,085,752	364,552
Deposit for business acquisiton	(8,030,000)	0
Net cash provided by (used in) investing activities	(7,153,860)	533,163
Cash flows from financing activities
Changes in restricted cash	3,533,200	0
Repayment of loans from third party	0	(38,899)
Borrowings from Bankers acceptance notes payable	2,248,400	14,325,520
Repayments of Bankers acceptance notes payable	(9,314,800)	(14,325,520)
Borrowings from bank loans	12,012,880	2,189,526
Repayments of bank loans	(5,299,800)	(6,259,276)
Repayments of loans from related parties	0	(119,436)
Net proceeds from stock issurance	5,663,122	0
Net cash provided by (used in) financing activities	8,843,002	(4,228,085)
Effect of exchange rate changes on cash and cash equivalents	(281,560)	(9,224)
Net increase (decrease) in cash and cash equivalents	5,858,114	(1,243,784)
Cash and cash equivalents, beginning of year	415,275	1,659,059
Cash and cash equivalents, end of year	6,273,389	415,275
Supplemental disclosure information:
Income taxes paid	2,892,808	2,245,586
Interest paid	$ 411,805	$ 534,230